Taxation - Additional information (Details) ¥ in Thousands		12 Months Ended			36 Months Ended
	Mar. 16, 2007	Dec. 31, 2020 CNY (¥) entity	Dec. 31, 2019 CNY (¥) entity	Dec. 31, 2018 CNY (¥) entity	Dec. 31, 2022	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Taxation
Effective income tax rate (in percent)		24.30%	37.00%	56.00%
Statutory income tax rate (in percent)		25.00%	25.00%	25.00%
Share-based compensations expenses		¥ 2,252,589	¥ 2,955,590	¥ 382,196
Net operating loss carryforwards		6,347,100	7,054,800	5,345,300		¥ 6,347,100	¥ 5,345,300
Deferred tax assets arose from net operating loss carryforwards provided for full valuation allowance		1,483,900	1,475,600	1,112,700		1,483,900	1,112,700
Net operating loss carrying forward expected to be utilized prior to expiration		0	800	207,500		0	207,500
Net operating loss carrying forward will expire in the years ending December 31, 2020 through 2024		6,347,100				6,347,100
Income tax accrued on undistributed earnings		¥ 0	¥ 0	¥ 0		¥ 0	¥ 0
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		10.00%
Enterprises within Catalogue of Encouraged Industries in Western Regions
Taxation
Preferential income tax rate (in percent)		15.00%				15.00%
Hongkong
Taxation
Statutory income tax rate (in percent)		16.50%
Foreign investor ownership in the shares of VIE		25.00%
Hongkong | Maximum
Taxation
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		5.00%
CN
Taxation
Statutory income tax rate (in percent)	25.00%
CN | Enterprises within Catalogue of Encouraged Industries in Western Regions
Taxation
Number of entities qualified | entity		6	3	3
Non-China operations
Taxation
Share-based compensations expenses		¥ 2,252,600	¥ 2,955,600	¥ 382,200
Amortization of the advertising resources and consumption of other marketing and cloud services provided by Tencent			¥ 563,600
Gains from investment in wealth management products		¥ 226,900
Beike Zhaofang
Taxation
Tax exemption period		2 years
Percentage of reduction in income tax for the next three years		50.00%
Income tax reduction period		3 years
Beike Zhaofang | High and new technology enterprise
Taxation
Preferential income tax rate (in percent)					15.00%		15.00%
Beike Zhaofang | Software enterprise
Taxation
Preferential income tax rate (in percent)						12.50%